Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests	Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total(a)
Balance at January 1, 2022	59	269	354	—	32	714
New transactions	—	—	—	156	—	156
Payments made	(29)	(79)	—	—	(28)	(136)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(9)	14	2	(2)	—	5
Other movements	—	—	—	—	—	—
Currency translation differences	5	—	24	11	—	40
Balance at December 31, 2022	26	204	380	165	4	779
New transactions	—	—	—	—	—	—
Payments made	(21)	(77)	—	(69)	—	(167)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(5)	—	74	45	—	114
Other movements	—	—	—	—	—	—
Currency translation differences	—	—	(13)	(4)	—	(17)
Balance at December 31, 2023	—	127	441	137	4	709
New transactions	—	—	—	—	—	—
Payments made	—	(70)	—	—	(1)	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	16	94	—	1	109
Other movements	—	—	—	(137)	(3)	(139)
Currency translation differences	—	(1)	33	—	—	33
Balance at December 31, 2024	—	72	568	—	1	641
(a)Portion due after more than one year: €569 million as of December 31, 2024 (€501 million as of December 31, 2023 and €674 million as of December 31,
2022); portion due within less than one year: €72 million as of December 31, 2024 (€208 million as of December 31, 2023 and €105 million as of December 31, 2022).
(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests	The table below sets forth the maximum amount of contingent consideration payable in respect of already-marketed products:

December 31, 2024		Payments due by period
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations	72	72	—	—	—